Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of assets measured on fair value on recurring basis
The table below presents information on assets measured at fair value on a recurring basis at December 31, 2012 and 2013, and includes the valuation techniques the Company utilizes to determine such fair value (in thousands):

		Fair Value Measurements at December 31, 2013 using
	Total Carrying Value at December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€22,038	€22,038	€—	€—
Short-term deposit	4,000	4,000
Total	€26,038	€26,038	€—	€—

		Fair Value Measurements at December 31, 2012 using
	Total Carrying Value at December 31, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€12,485	€12,485	€—	€—
Total	€12,485	€12,485	€—	€—